UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03639
Morgan Stanley Mid Cap Growth Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: September 30, 2009
Date of reporting period: December 31, 2008

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Morgan Stanley Mid Cap Growth Fund
Portfolio of Investments December 31, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (94.8%)
	Air Freight/Couriers (6.1%)
96,251	C.H. Robinson Worldwide, Inc.	$5,296,692
199,681	Expeditors International of Washington, Inc.	6,643,387

		11,940,079

	Alternative Power Generation (1.8%)
162,105	Covanta Holding Corp. (a)	3,559,826

	Apparel/Footwear Retail (1.6%)
99,237	Abercrombie & Fitch Co. (Class A)	2,289,398
105,048	Luluemon Athletica Inc. (Canada) (a)	833,031

		3,122,429

	Biotechnology (8.3%)
87,962	Gen-Probe Inc. (a)	3,768,292
240,498	Illumina, Inc. (a)	6,264,973
96,708	Techne Corp. (a)	6,239,600

		16,272,865

	Broadcasting (1.9%)
121,280	Discovery Communications (a)	1,623,939
135,887	Grupo Televisa S.A. (ADR) (Mexico)	2,030,152

		3,654,091

	Casino/Gaming (2.8%)
130,581	Wynn Resorts, Ltd. (a)	5,518,353

	Chemicals: Major Diversified (1.4%)
236,350	Nalco Holding Co.	2,727,479

	Chemicals: Specialty (0.4%)
80,775	Rockwood Holdings Inc. (a)	872,370

	Construction Materials (4.4%)
72,687	Martin Marietta Materials, Inc.	7,056,454
45,494	Texas Industries, Inc.	1,569,543

		8,625,997

	Engineering & Construction (1.6%)
100,955	Aecom Technology Corp. (a)	3,102,347

	Finance/Rental/Leasing (2.4%)
412,222	Redecard SA (Brazil) (b)	4,596,238

	Financial Conglomerates (4.6%)
228,604	Brookfield Asset Management Inc. (Class A) (Canada)	3,490,783
276,638	Leucadia National Corp.	5,477,432

		8,968,215

	Financial Publishing/Services (1.9%)
105,670	Morningstar, Inc. (a)	3,751,285

	Gas Distributors (1.1%)
66,936	Questar Corp.	2,188,138

	Home Building (1.8%)
133,884	Gafisa S.A. (ADR) (Brazil)	1,239,767
4,908	NVR, Inc. (a)	2,239,275

		3,479,042

	Home Furnishings (0.8%)
38,165	Mohawk Industries, Inc. (a)	1,639,950

	Information Technology Services (1.1%)
138,929	Teradata Corp. (a)	2,060,317

	Internet Retail (3.0%)
36,845	Amazon.com, Inc. (a)	1,889,412
167,636	Ctrip.com International Ltd. (ADR) (Cayman Islands)	3,989,737

		5,879,149

	Internet Software/Services (7.5%)
28,947	Baidu.com, Inc. (ADR) (Cayman Islands) (a)	3,779,610
37,430	Equinix Inc. (a)	1,990,902
1,069,200	Tencent Holdings Ltd. (Cayman Islands) (b)	6,960,747
163,711	Yahoo! Inc. (a)	1,997,274

		14,728,533

	Investment Banks/Brokers (3.1%)

NUMBER OF
SHARES		VALUE
32,623	Greenhill & Co., Inc.	2,276,107
46,238	Intercontinental Exchange Inc.	3,811,861

		6,087,968

	Investment Managers (0.7%)
190,905	Calamos Asset Management Inc. (Class A)	1,412,697

	Investment Trusts/Mutual Funds (1.0%)
277,046	Groupe Aeroplan Inc. (Canada)	1,947,962

	Media Conglomerates (0.7%)
101,531	Discovery Communications	1,437,679

	Medical Specialties (2.1%)
14,895	Intuitive Surgical, Inc. (a)	1,891,516
127,064	Mindray Medical Intl Ltd (ADR)	2,287,152

		4,178,668

	Miscellaneous Commercial Services (3.2%)
105,837	Corporate Executive Board Co. (The)	2,334,764
102,365	IHS Inc. (Class A) (a)	3,830,498

		6,165,262

	Oil & Gas Production (11.2%)
63,814	Petrohawk Energy Corp. (a)	997,413
50,783	Range Resources Corp.	1,746,427
370,554	Southwestern Energy Co. (a)	10,734,949
243,703	Ultra Petroleum Corp. (Canada) (a0	8,410,190

		21,888,979

	Other Consumer Services (6.9%)
2,575,400	Alibaba.com Ltd. (Cayman Islands) (a) (b) (c)	1,874,737
65,850	New Oriental Education (a)	3,615,823
62,069	Priceline.com Inc. (a)	4,571,382
15,448	Strayer Education, Inc.	3,312,206

		13,374,148

	Other Metals/Minerals (0.8%)
70,471	Intrepid Potash Inc. (a)	1,463,683

	Other Transportation (1.2%)
99,199	Grupo Aeroportuario del Pacifico SA de CV (ADR) (Mexico)	2,283,561

	Packaged Software (2.3%)
139,560	Salesforce.com Inc. (a)	4,467,316

	Personnel Services (0.9%)
145,304	Monster Worldwide Inc. (a)	1,756,725

	Property — Casualty Insurers (1.1%)
7,381	Alleghany Corp. (a)	2,081,402

	Restaurants (1.9%)
383,019	Starbucks Corp. (a)	3,623,360

	Wholesale Distributors (2.2%)
2,512,180	Li & Fung Ltd. (Hong Kong) (b)	4,334,307

	Wireless Telecommunications (1.0%)
106,964	NII Holdings Inc. (a)	1,944,605

	TOTAL COMMON STOCKS (Cost $281,757,446)	185,135,025

	CONVERTIBLE PREFERRED STOCKS (0.9%)
	Biotechnology (a) (b)
138,620	Ironwood Pharmaceuticals, Inc. - 144A (d) (Cost $1,663,440)	1,663,440

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (e) (4.4%)
	Investment Company
8,531	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio - Institutional Class (Cost $8,531,412)		8,531,412

	TOTAL INVESTMENTS
	(Cost $291,952,298) (f)	100.0%	195,329,877
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(32,200)

	NET ASSETS	100.0%	$195,297,677

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	Securities with a total market value of $19,429,469 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(c)	Security trades on a Hong Kong exchange.

(d)	Resale is restricted to qualified institutional investors.

(e)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

MS Mid Cap Growth Fund
Notes to the Portfolio of Investments
FAS 157
12/31/2008
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective October 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at December 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$195,329,877	$175,900,408	$17,766,029	$1,663,440

Following is a reconciliation of investments in which significant unobservable inputs (Level 3)
were used in determining value:

Investments in
Securities
Beginning Balance	$1,663,440
Net purchases (sales)	—
Transfers in and/or out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—

Ending Balance	$1,663,440

Net change in unrealized appreciation/ depreciation from investments still held as of December 31, 2008	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Mid Cap Growth Fund
/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 19, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 19, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 19, 2009

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